Provision for Restructuring and Other Costs - Schedule of Provision for Restructuring and Other Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	$ 1,298
Adoption of IFRS 16 (note 4)	(663)
Utilization of provision	(73)
Change in provision	829
Impact of foreign exchange rate changes	(149)
Ending balance	1,242
Less current portion	(877)	$ (887)
Non-current portion	365
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	547
Adoption of IFRS 16 (note 4)
Utilization of provision	(73)
Change in provision	56
Impact of foreign exchange rate changes	(23)
Ending balance	507
Less current portion	(142)
Non-current portion	365
German Restructuring Onerous Lease [Member]
Statement Line Items [Line Items]
Beginning balance	663
Adoption of IFRS 16 (note 4)	(663)
Utilization of provision
Change in provision
Impact of foreign exchange rate changes
Ending balance
Less current portion
Non-current portion
German Restructuring Severance [Member]
Statement Line Items [Line Items]
Beginning balance	88
Adoption of IFRS 16 (note 4)
Utilization of provision
Change in provision	773
Impact of foreign exchange rate changes	(126)
Ending balance	735
Less current portion	(735)
Non-current portion